Related Party Balances and Transactions - Schedule of Proceeds from Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Borrowing		$ 1,079,196
Repayment	(1,180,252)	(3,050,000)
YEUNG Sing Yuet Sherry [Member]
Related Party Transaction [Line Items]
Borrowing		603,696
Repayment	(704,752)	(3,050,000)
Hang Feng International Holdings Co., Limited [Member]
Related Party Transaction [Line Items]
Borrowing		475,500
Repayment	$ (475,500)